Financial instruments - Analysis of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 387.3	£ 498.3	[1]	£ 666.7	[1]
Cash and short-term deposits	12,899.1	11,305.7	[1]	11,065.8	[1]
Bank overdrafts, bonds and bank loans	(8,619.2)	(8,798.0)	[1]	(9,447.7)	[1]
Bonds and bank loans	(4,975.5)	(4,047.3)	[1]	(5,634.8)	[1]
Payments due to vendors (earnout agreements) (note 20)	(114.3)	(243.7)	[1]	£ (400.8)	[2]
Derivatives in designated hedge relationships [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	9.6
Derivative liabilities	(6.3)
Financial instruments	3.3
Held at fair value through profit or loss [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments	263.3	255.7
Derivative assets	0.2	1.4
Derivative liabilities	(6.7)	(22.7)	[1]
Payments due to vendors (earnout agreements) (note 20)	(114.3)	(243.7)	[1]
Liabilities in respect of put options	(110.7)	(204.5)	[1]
Financial instruments	31.8	(213.8)
Held at fair value through other comprehensive income [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments	124.0	242.6
Financial instruments	124.0	242.6
Amortised cost [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and short-term deposits	12,899.1	11,305.7	[1]
Bank overdrafts, bonds and bank loans	(8,619.2)	(8,798.0)	[1]
Bonds and bank loans	(4,975.5)	(4,047.3)
Trade and other receivables: amounts falling due within one year	6,989.3	7,530.8
Trade and other receivables: amounts falling due after more than one year	110.1	59.3
Trade and other payables: amounts falling due within one year	(10,268.0)	(10,191.6)
Trade and other payables: amounts falling due after more than one year	(0.9)	(2.6)
Financial instruments	(3,865.1)	(4,143.7)
Carrying value [member] | Classification under IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other investments	387.3	498.3
Cash and short-term deposits	12,899.1	11,305.7	[1]
Bank overdrafts, bonds and bank loans	(8,619.2)	(8,798.0)	[1]
Bonds and bank loans	(4,975.5)	(4,047.3)
Trade and other receivables: amounts falling due within one year	6,989.3	7,530.8
Trade and other receivables: amounts falling due after more than one year	110.1	59.3
Trade and other payables: amounts falling due within one year	(10,268.0)	(10,191.6)
Trade and other payables: amounts falling due after more than one year	(0.9)	(2.6)
Derivative assets	9.8	1.4
Derivative liabilities	(13.0)	(22.7)	[1]
Payments due to vendors (earnout agreements) (note 20)	(114.3)	(243.7)	[1]
Liabilities in respect of put options	(110.7)	(204.5)	[1]
Financial instruments	£ (3,706.0)	£ (4,114.9)

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.